Equity In Earnings/(Loss) of Investees (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure of joint ventures [abstract]
Disclosure of joint ventures [text block]
Earnings from equity accounted investees

	% held by subsidiaries	Effective % held	Current assets US$000	Non-current assets US$000	Total assets US$000	Current liabilities US$000	Non-current liabilities US$000	Total liabilities US$000	Revenues US$000	Expenses US$000	Profit / (loss) after tax US$000	Company Share US$000
30 June 2018
Forage Innovations Limited	51%	24%	834	-	834	(556)	-	(556)	1,213	(1,155)	58	29
Agimol Corporation S.A.	50%	23%	40,602	10,276	50,878	(42,950)	-	(42,950)	51,706	(54,752)	(3,046)	(1,523)
Agri Optics New Zealand Limited	33%	15%	230	70	300	(41)	(305)	(346)	732	(760)	(28)	(36)
Canterbury Sale Yards (1996) Limited	50%	23%	104	28	132	(41)	-	(41)	392	(422)	(30)	(15)
Fertimas S.A.	50%	23%	12,304	-	12,304	(10,254)	-	(10,254)	19,285	(18,879)	406	203
			54,074	10,374	64,448	(53,842)	(305)	(54,147)	73,328	(75,968)	(2,640)	(1,342)
30 June 2017
Forage Innovations Limited	51%	21%	855	-	855	(614)	-	(614)	1,073	(1,131)	(58)	(30)
Agimol Corporation S.A.	50%	20%	37,586	8,056	45,642	(39,229)	-	(39,229)	61,041	(60,769)	272	136
Agri Optics New Zealand Limited	51%	21%	6	102	108	(68)	(140)	(208)	126	(198)	(71)	(36)
Canterbury Sale Yards (1996) Limited	50%	20%	141	4	145	(27)	-	(27)	378	(419)	(41)	(21)
Fertimas S.A.	50%	20%	6,513	-	6,513	(4,874)	-	(4,874)	14,781	(14,698)	83	41
			45,101	8,162	53,263	(44,812)	(140)	(44,952)	77,399	(77,215)	185	90

Disclosure of detailed information about movement in carrying value of investment equity accounted investees [Text Block]
Movement in carrying value of the investment equity accounted investees

	2018	2017
	(US$’000)	(US$’000)
Opening balance	15,373	12,780
Investment in associates	2,192	2,066
Disposal	(79)	-
Impairment	(10,176)	-
Currency translation	(842)	437
Share of profit / (loss)	(1,342)	90
Closing balance	5,126	15,373